Accumulated other comprehensive income/(loss) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Accumulated other comprehensive Income/loss	¥ 312,813	¥ 295,766	¥ 273,533	$ 42,856	¥ 245,572
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Composition of accumulated other comprehensive income/(loss)
Other comprehensive income	518	1,862	5,131
Accumulated other comprehensive Income/loss	¥ 1,421	¥ 903	¥ (959)		¥ (6,090)